COMMITMENTS AND CONTINGENCIES (Details Narrative)														2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 22, 2021 USD ($)	Jun. 07, 2021 USD ($)	May 06, 2021 USD ($) a	Apr. 25, 2021 USD ($) a	Apr. 20, 2021 USD ($)	Mar. 11, 2021 USD ($)	Mar. 08, 2021 USD ($)	Feb. 16, 2021 USD ($)	Jan. 29, 2021 USD ($)	Nov. 18, 2020 USD ($)	Sep. 17, 2020 USD ($) a	Aug. 28, 2020 USD ($)	Jun. 15, 2020 USD ($)	Mar. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 25, 2021 ft²
Product Liability Contingency [Line Items]
Nonrefundable earnest money															$ 14,500		$ 896,300	$ 73,200
Payment to acquire property, pland and equipment															$ 175,100	$ 321,800	408,000	$ 402,800
Auburn California [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment									$ 4,900,000					$ 4,498,300
Sale Agreement [Member] | Horseshoe Bay Texas [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment					$ 16,900,000		$ 2,500,000
Sale Agreement [Member] | National Public Builder [Member]
Product Liability Contingency [Line Items]
Amount received from sale of finished lots										$ 7,000,000
Nonrefundable earnest money																	$ 875,000
Payment to acquire property, pland and equipment						$ 8,910,000		$ 7,920,000
Purchase And Sale Agreement [Member] | Port Orchard Washington [Member]
Product Liability Contingency [Line Items]
Area of land | a											9.6
Payment to acquire property, pland and equipment											$ 1,440,000
Purchase And Sale Agreement [Member] | East Bremerton Washington [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment													$ 2,040,000
Purchase And Sale Agreement [Member] | Horseshoe Bay Texas [Member]
Product Liability Contingency [Line Items]
Area of land				31															2,700
Payment to acquire property, pland and equipment			$ 2,005,200	$ 4,750,000	$ 16,900,000
Purchase And Sale Agreement [Member] | Punta Gorda Florida [Member]
Product Liability Contingency [Line Items]
Area of land | a			53
Payment to acquire property, pland and equipment			$ 4,700,000
Purchase And Sale Agreement [Member] | Olympia Washington [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment		$ 4,425,000
Purchase And Sale Agreement [Member] | Burien Washington [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment	$ 2,600,000
Purchase And Sale Agreement [Member] | Auburn California [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment										$ 4,900,000
Purchase And Sale Agreements [Member] | Bremerton Washington [Member]
Product Liability Contingency [Line Items]
Payment to acquire property, pland and equipment												$ 1,500,000